FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7656

Strong Conservative Equity Funds, Inc., on behalf of the Strong Energy Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 850 Menomonee Falls, WI 53202
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  (Address of principal executive offices)

John Widmer, Strong Financial Corporation
P.O. Box 850 Menomonee Falls, WI 53202
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (262) 257-7730

Date of Fiscal year-end: DECEMBER 31

Date of reporting period: 7/1/2004 - 4/8/2005
                          -------------------
Item 1. Proxy Voting Record


ISSUER NAME    TICKER       CUSIP          MTG DATE    MTG TYPE
                                           PROPOSAL    VOTED?    VOTE          FOR/AGNST MGMT
                                           TYPE
PIONEER
NATURAL        PXD           23787107       /28/04      PECIAL
RESOURCES CO                7              9           S
1    Approve Merger/Acquisition            MGMT        YES       FOR           FOR
     Approve Common Stock Issuance
2    Adjourn Meeting                       MGMT        YES       ABSTAIN       AGNST

VALERO ENERGY  VLO          91913Y100      9/13/04     SPECIAL
CORP
1    Increase Authorized Common Stock      MGMT        YES       FOR           FOR

BJ SERVICES    BJS          055482103      03/24/05    ANNUAL
COMPANY
1  Elect Directors                         MGMT        YES       FOR           FOR



SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Conservative Equity Funds, Inc., on behalf of the Strong Energy Fund
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       (Registrant)




By /s/ John W. Widmer, Secretary
       (Signature & Title)


Date July 11, 2005